Trade and other payables - Fair value of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivative financial instruments
Other payables	€ 314	€ 30
Fair value through the income statement (held for trading).
Derivative financial instruments
Fair value of derivative financial instruments	1,351	1,636
Derivative instruments in designated hedge relationships
Derivative financial instruments
Fair value of derivative financial instruments	2,383	2,077
Interest rate swaps | Fair value through the income statement (held for trading).
Derivative financial instruments
Fair value of derivative financial instruments	412	553
Interest rate swaps | Derivative instruments in designated hedge relationships
Derivative financial instruments
Fair value of derivative financial instruments	103	61
Cross-currency interest rate swaps | Fair value through the income statement (held for trading).
Derivative financial instruments
Fair value of derivative financial instruments	812	944
Cross-currency interest rate swaps | Derivative instruments in designated hedge relationships
Derivative financial instruments
Fair value of derivative financial instruments	929	380
Options | Fair value through the income statement (held for trading).
Derivative financial instruments
Fair value of derivative financial instruments	76	63
Foreign exchange contracts | Fair value through the income statement (held for trading).
Derivative financial instruments
Fair value of derivative financial instruments	51	76
Vodafone UK plan
Derivative financial instruments
Other payables	€ 271	€ 0